Supplementary Oil and Gas Information - Additional Information (Detail) a in Thousands	Jun. 30, 2018 a Wells
Gas and oil acreage [Line Items]
Operated wells that had multiple completions, gross | Wells	20
Operated wells that had multiple completions, net | Wells	9
Expiring June 2019 [member]
Gas and oil acreage [Line Items]
Approximately acres of undeveloped acreage that will expire, gross	4,245
Approximately acres of undeveloped acreage that will expire, net	2,850
Expiring June 2020 [member]
Gas and oil acreage [Line Items]
Approximately acres of undeveloped acreage that will expire, gross	526
Approximately acres of undeveloped acreage that will expire, net	278
Expiring June 2021 [member]
Gas and oil acreage [Line Items]
Approximately acres of undeveloped acreage that will expire, gross	1,490
Approximately acres of undeveloped acreage that will expire, net	1,078